ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule of accounts receivable
	December 31,
	2014	2015

Accounts receivable	$33,466,215	$16,485,674
Less: Allowance for doubtful accounts	(15,479,534)	(2,465,977)

	$17,986,681	$14,019,697

Schedule of movements in allowance for doubtful accounts
	December 31,
	2014	2015

Balance at beginning of the year	$9,510,186	$15,479,534
Foreign exchange adjustment	(37,459)	(839,955)
Allowance for doubtful accounts	6,006,807	2,993,675
Amounts written off as uncollectible	-	(15,167,277)

	$15,479,534	$2,465,977